OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
NOTE 10	-	OTHER CURRENT LIABILITIES

Composition:

	US dollars
	December 31,
(in thousands)	2017	2016

Accrued expenses	12,753	11,019
Accrued payroll and related taxes	7,392	6,031
Government institutions	3,907	4,747
Related party	-	3
Accrued dividend	4,930	4,191
Others	662	747
	29,644	26,738